Subsequent events (Details)	Sep. 11, 2023 shares
Subsequent events (Details) [Line Items]
Conversion ratio	10.31
Warrants to purchase common stock	762,712
Common Stock [Member]
Subsequent events (Details) [Line Items]
Shares exchanged	13,316,464
Number of options to purchase shares for exchange	46,592,862
Equity Issuance common stock [Member]
Subsequent events (Details) [Line Items]
Shares exchanged	744,667
Rosecliff [Member]
Subsequent events (Details) [Line Items]
Sale of stock	137,701,673
Spectral AI [Member]
Subsequent events (Details) [Line Items]
Warrants to purchase common stock	73,978
Spectral AI [Member] | Common Stock [Member]
Subsequent events (Details) [Line Items]
Number of options to purchase shares for exchange	4,519,191
RSU [Member]
Subsequent events (Details) [Line Items]
Number of options to purchase shares for exchange	600,000
RSU [Member] | Spectral AI [Member]
Subsequent events (Details) [Line Items]
Number of options to purchase shares for exchange	58,196